AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	REITS — 98.4%
148,819	AGNC Investment Corp.	$1,556,647
75,838	Annaly Capital Management, Inc.	1,522,069
203,565	Apollo Commercial Real Estate Finance, Inc.	1,870,762
129,055	Arbor Realty Trust, Inc.	2,008,096
76,593	ARMOUR Residential REIT, Inc.	1,562,497
98,312	Blackstone Mortgage Trust, Inc. - Class A	1,868,911
333,391	BrightSpire Capital, Inc.	1,866,990
109,372	Chimera Investment Corp.	1,731,359
245,042	Claros Mortgage Trust, Inc.	1,835,365
124,316	Dynex Capital, Inc.	1,586,272
137,911	Ellington Financial, Inc.	1,777,673
146,076	Franklin BSP Realty Trust, Inc.	1,907,752
154,601	KKR Real Estate Finance Trust, Inc.	1,909,322
162,819	Ladder Capital Corp.	1,888,700
140,280	MFA Financial, Inc.	1,784,362
270,630	New York Mortgage Trust, Inc.	1,713,088
194,478	Orchid Island Capital, Inc.	1,598,609
108,776	PennyMac Mortgage Investment Trust	1,551,146
246,894	Ready Capital Corp.	1,883,801
232,770	Redwood Trust, Inc.	1,799,312
152,544	Rithm Capital Corp.	1,731,374
93,977	Starwood Property Trust, Inc.	1,915,251
225,326	TPG RE Finance Trust, Inc.	1,922,031
112,841	Two Harbors Investment Corp.	1,566,233
		42,357,622
	TOTAL COMMON STOCKS
	(Cost $45,650,380)	42,357,622

AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.0%
	OIL & GAS — 0.0%
$1,902,000	Mesquite Energy, Inc. 7.250%, 7/15/2023[1,2,3,4]	$—
	TOTAL CORPORATE BONDS
	(Cost $1,887,866)	—
	TOTAL INVESTMENTS — 98.4%
	(Cost $47,538,246)	42,357,622
	Other Assets in Excess of Liabilities — 1.6%	709,356
	TOTAL NET ASSETS — 100.0%	$43,066,978

REIT – Real Estate Investment Trusts

[1]Callable.
[2]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $0, which represents 0.0% of total net assets of the Fund.
[4]Security is in default.